Impairment losses (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Impairment losses
Impairment losses		€ 3,525
Net foreign exchange gain (loss)		€ (2,277)	€ 476	€ (231)
Tax credit relating to impairment			925	840
Goodwill.
Impairment losses
Management plans period (in years)		5 years
Vodafone India (excluding interest in Indus Towers)
Impairment losses
net gain on disposal		€ (3,420)
Loss on disposal		1,276
Net foreign exchange gain (loss)		2,079
Non-cash charges before tax			3,170	4,515
Non-cash charges net of tax			€ 2,245	3,675
Tax credit relating to impairment				€ 840
Vodafone Idea
Impairment losses
Impairment losses	€ 300
Spain
Impairment losses
Impairment losses		2,930
Romania
Impairment losses
Impairment losses		310
Vodafone Idea
Impairment losses
Impairment losses		255
Other
Impairment losses
Impairment losses		€ 30